FORM N-23C-3
                        NOTIFICATION OF REPURCHASE OFFER
                             PURSUANT TO RULE 23C-3



1.      Investment Company Act File Number:  811-08050
        Date of Notification: September 20, 2002

2.      Exact name of investment company as specified in registration statement:
        THE ASIA TIGERS FUND, INC.

3.      Address of principal executive office:

        622 Third Avenue
        New York, NY 10017

4.      Check one of the following:

        A.       [X]      The notification pertains to a periodic repurchase
                 offer under paragraph (b) of Rule 23c-3.

        B.       [ ]      The notification pertains to a discretionary
                 repurchase offer under paragraph (c) of Rule 23c-3.

        C.       [ ]      The notification pertains to a periodic repurchase
                 offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.



BY:           /S/ BRYAN MCKIGNEY
              ------------------------------

NAME:         Bryan McKigney

TITLE:        President and Secretary